EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL	12 Months Ended
Dec. 31, 2021
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL

26.EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL

During the year ended December 31, 2021, employee benefits expense recognized in the statements of income was $736.9 million (2020 - $657.0 million). In 2021 and 2020, there were no related party transactions other than compensation of key management personnel. Key management personnel include the members of the Board and the senior leadership team.

The following table sets out the compensation of key management personnel:

	Year Ended December 31,
	2021	2020
Salaries, short-term incentives and other benefits	$13,582	$16,964
Post-employment benefits	1,581	1,634
Share-based payments	23,475	28,631
Total	$38,638	$47,229